OTHER GAINS / (LOSSES)—NET (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Realized (losses) / gains on derivatives		€ (49)	€ 14	€ 0
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net		33	(84)	57
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net		0	0	(4)
Gains on pension plan amendments		1	36	20
(Losses) / gains on disposals		(3)	186	(3)
Other		(1)	2	0
Total other gains / (losses) - net		€ (19)	154	€ 70
Novelis
Analysis of income and expense [line items]
Sale of assets	€ 200
Net gain on sale of assets			€ 190